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                    U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM 24F-2

                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2

            Read instructions at end of Form before preparing Form.
                             Please print or type.



1.   Name and address of issuer:              MATHERS FUND, INC.
                                              100 CORPORATE NORTH
                                              SUITE 201
                                              BANNOCKBURN, IL 60015


2.   Name of each series or class of funds for which this notice is filed:
     NOT APPLICABLE

3.   Investment Company Act File Number:  811-1311

     Securities Act File Number: 2-23727

4.   Last day of fiscal year for which this notice is filed:

                              DECEMBER 31, 1996

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration: [ ]

6. Date of termination of issuer's declaration under rule 24f- 2(a)(1), if applicable (see Instruction A.6):

                                NOT APPLICABLE

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                                      0

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                                      0

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9.   Number and aggregate sale price of securities sold during the fiscal year:


                               NUMBER:  620,300
                               AMOUNT:  8,338,600


10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:


                               NUMBER:  620,300
                               AMOUNT:  8,338,600


11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):


                               NUMBER:  397,258
                               AMOUNT:  5,271,615


12.  Calculation of registration fee:

      (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):

                                            $8,338,600
                                            ----------

      (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):


                                            +5,271,615
                                            ----------

      (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):

                                            -13,610,215
                                            -----------

      (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):


                                                +  0
                                             -----------

      (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line (ii), less line (iii), plus line (iv)] (if applicable):

                                                   0
                                             -----------

      (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see Instruction C.6):

                                               x1/3300
                                             -----------

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     (vii)Fee due [line (i) or line (v) multiplied by line (vi)]:

                                                   0
                                             ===================



Instruction:  Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a). [ ]



     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

                                 NOT APPLICABLE


                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Henry G. Van der Eb, Jr.
                            ----------------------------
                            Henry G. Van der Eb, Jr.,
                                Chairman

Date February 28, 1997
     -----------------

     *Please print the name and title of the signing officer below the signature.




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                        [LETTERHEAD OF SIDLEY & AUSTIN]









                               February 28, 1997

Mathers Fund, Inc.
100 Corporate North
Suite 201
Bannockburn, IL  60015


Ladies and Gentlemen:

     As counsel for Mathers Fund, Inc. (the "Fund"), we are familiar with the corporate proceedings and such other legal matters as we deem relevant with respect to the issuance of 1,017,558 shares (the "Shares") of capital stock, par value $1.00 per share, of the Fund which were issued and sold by the Fund during its fiscal year ended December 31, 1996 and the registration of which under the Securities Act of 1933, as amended (the "Act"), is to be made definite by the filing by the Fund of a Form 24F-2 dated the date hereof with the Securities and Exchange Commission pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

     Based on the foregoing, and in reliance as to all matters of Maryland law on the opinion of Ballard Spahr Andrews & Ingersoll, a copy of which is attached hereto, it is our opinion that the Shares are validly issued, fully paid and nonassessable. Our opinion is subject to all of the qualifications, limitations and assumptions set forth in the opinion of Ballard Spahr Andrews & Ingersoll.

     For purposes of this opinion, we have assumed that all Shares issued by the Fund in its fiscal year ended December 31, 1996 were issued and sold in exchange for the consideration, paid in cash or by reinvestment of distributions, authorized by the Board of Directors of the Fund.

     We hereby consent to the filing of this opinion with the above-mentioned Form 24F-2. In giving this consent, we do not concede that we are experts within the meaning of the Act or the rules and regulations thereunder or that this consent is required by Section 7 of the Act.

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Mathers Fund, Inc.
February 28, 1997
Page 2



     This opinion is limited to the federal laws of the United States of America and the laws of the States of Illinois and Maryland.


                                             Very truly yours,



                                             /s/ Sidley & Austin




Encl.


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               [LETTERHEAD OF BALLARD SPAHR ANDREWS & INGERSOLL]








                                                             FILE NUMBER
                                                                668643


                              February 28, 1997


Sidley & Austin
One First National Plaza
Chicago, Illinois 60603

          Re:  Mathers Fund, Inc.

Ladies and Gentlemen:

     We have served as Maryland counsel to Mathers Fund, Inc., a Maryland corporation (the "Company"), and you have asked us to provide our opinion under Maryland law with respect to the issuance of 1,017,558 shares of Common Stock, $1.00 par value per share (the "Shares"), by the Company during its fiscal year ended December 31, 1996 (the "Fiscal Year"), the registration of which under the Securities Act of 1933, as amended (the "1933 Act"), is to be made definite by a notice dated the date hereof to be filed by the Company with the Securities and Exchange Commission pursuant to its Rule 24f-2 under the Investment Company Act of 1940, as amended (the "Form 24F-2").

     In connection with our representation of the Company, and as a basis for the opinion hereinafter set forth, we have examined originals, or copies certified or otherwise identified to our satisfaction, of the following documents (hereinafter collectively referred to as the "Documents"):

     1. The charter of the Company, certified as of a recent date by the State Department of Assessments and Taxation of Maryland (the "SDAT");

     2. The Amended and Restated Bylaws of the Company, as amended, certified as of a recent date by the Secretary of the Company;

     3. All resolutions adopted by the Board of Directors of the Company authorizing the sale and issuance of the Shares of the Company during the Fiscal Year, certified as of a recent date by the Secretary of the Company;




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Sidley & Austin
February 28, 1997
Page 2




     4. A certificate as of a recent date of the SDAT as to the good standing of the Company;


     5. The Form 24F-2;

     6. A specimen certificate representing shares of Common Stock, certified as of a recent date by the Secretary of the Company;

     7. A certificate executed by Anne E. Morrissy, Secretary of the Company, dated February 28, 1997; and

     8. Such other documents and matters as we have deemed necessary or appropriate to express the opinion set forth in this letter, subject to the assumptions, limitations and qualifications stated herein.

     In expressing the opinion set forth below, we have assumed, and so far as is known to us there are no facts inconsistent with, the following:

     1. Each of the parties (other than the Company) executing any of the Documents has duly and validly executed and delivered each of the Documents to which such party is a signatory, and such party's obligations set forth therein are legal, valid and binding and are enforceable in accordance with all stated terms.

     2. Each individual executing any of the Documents on behalf of a party (other than the Company) is duly authorized to do so.

     3. Each individual executing any of the Documents, whether on behalf of such individual or another person, is legally competent to do so.

     4. All Documents submitted to us as originals are authentic. All Documents submitted to us as certified or photostatic copies conform to the original documents. All signatures on all Documents are genuine. All public records reviewed or relied upon by us or on our behalf are true and complete. All statements and information contained in the Documents are true and complete. There are no modifications of or amendments to the Documents, and there has been no waiver of any of the provisions of the Documents, by action or conduct of the parties or otherwise.




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Sidley & Austin
February 28, 1997
Page 3




     For purposes of this opinion, we have also assumed that (1) all Shares issued by the Company during the Fiscal Year were issued and sold after the effective date of the Company's Registration Statement on Form N-1A, as amended, with respect to the Shares and in exchange for the consideration, paid in cash or by reinvestment of distributions, as authorized by the Board of Directors of the Company, of not less than the net asset value of such Shares computed in accordance with the charter of the Company and (2) at no time in the Fiscal Year did the number of shares issued and outstanding exceed the number of shares the Company is authorized to issue pursuant to its charter.

     The phrase "known to us" is limited to the actual knowledge, without independent inquiry, of the lawyers at our firm who performed legal services in connection with the issuance of this opinion.

     Based upon the foregoing, and subject to the assumptions, limitations and qualifications stated herein, it is our opinion that the Shares issued by the Company during the Fiscal Year are validly issued, fully paid and nonassessable.

     The foregoing opinion is limited to the substantive laws of the State of Maryland and we do not express any opinion herein concerning any other law. We express no opinion as to compliance with the securities (or "blue sky") laws or the real estate syndication laws of the State of Maryland or as to federal or state law regarding fraudulent transfers. We assume no obligation to supplement this opinion if any applicable law changes after the date hereof or if we become aware of any fact that might change the opinion expressed herein after the date hereof.

     We hereby consent to the attachment of this opinion to your opinion of even date herewith to be filed with the Form 24F-2. In giving this consent, we do not admit that we are within the category of persons whose consent is required by Section 7 of the 1933 Act.

     This opinion is being furnished to you solely for your benefit. Accordingly, except as noted above, it may not be relied upon by, quoted in any manner to, or delivered to any other person or entity without, in each instance, our prior written consent.


                                     Very truly yours,

                                     /s/ BALLARD SPAHR ANDREWS & INGERSOLL